Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 117 TO

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.

(Exact name of Registrant as specified in Charter)

The Principal Financial Group

Des Moines, Iowa 50392

(Address of principal executive offices)

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Telephone Number (515) 248-3842

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                                                                                                                                        Copy to:

MICHAEL D. ROUGHTON                                                                         JOHN W. BLOUCH, Esq.

The Principal Financial Group                                                                  Drinker Biddle & Reath, LLP

Des Moines, Iowa 50392                                                                           1500 K Street, N.W.

                                                                                                                        Washington, DC 20005-1209

(Name and address of agent for service)

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It is proposed that this filing will become effective (check appropriate box)

__XX_    immediately upon filing pursuant to paragraph (b) of Rule 485

_____    on (date), pursuant to paragraph (b) of Rule 485

_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____    on (date) pursuant to paragraph (a)(1) of Rule 485

_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates only to the Series in the Registrant's Class A, Class B, Class C, and Class P shares prospectus, Institutional Class prospectus, Class J prospectus, and Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 prospectus, all dated July 17, 2012, and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 30th day of July, 2012.

Principal Funds, Inc.

      (Registrant)

/s/ N. M. Everett

______________________________________
N. M. Everett
President, Chief Executive Officer

and Director

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                                          Title                                                               Date

__________________________              Chairman of the Board                               July 30, 2012

R. C. Eucher

/s/ N. M. Everett

__________________________              President, Chief Executive                         July 30, 2012

N. M. Everett                                         Officer and Director (Principal

                                                            Executive Officer)

/s/ L. A. Rasmussen

__________________________              Vice President, Controller and                    July 30, 2012

L. A. Rasmussen                                   Chief Financial Office (Principal

                                                            Financial Officer and Controller)

/s/ M. J. Beer

__________________________              Executive Vice President                           July 30, 2012

M. J. Beer                                             and Director

(E. Ballantine)*

__________________________              Director                                                    July 30, 2012

E. Ballantine

(L. T. Barnes)*

__________________________              Director                                                    July 30, 2012

L. T. Barnes

(K. Blake)*

__________________________              Director                                                    July 30, 2012

K. Blake

(C. Damos)*

__________________________              Director                                                    July 30, 2012

C. Damos

(R. W. Gilbert)*

__________________________              Director                                                    July 30, 2012

R. W. Gilbert

(M. A. Grimmett)*

__________________________              Director                                                    July 30, 2012

M. A. Grimmett

(F. S. Hirsch)*

__________________________              Director                                                    July 30, 2012

F. S. Hirsch

(T. Huang)*

__________________________              Director                                                    July 30, 2012

T. Huang

(W. C. Kimball)*

__________________________              Director                                                    July 30, 2012

W. C. Kimball

(B. A. Lukavsky)*

__________________________              Director                                                    July 30, 2012

B. A. Lukavsky

(D. Pavelich)*

__________________________              Director                                                    July 30, 2012

D. Pavelich

         /s/ M. J. Beer

By _________________________________

         M. J. Beer

         Executive Vice President and Director

*        Pursuant to Powers of Attorney

         Previously filed

Exhibit No.                                                                                     Exhibits

Ex-101.INS                                                        XBRL Instance Document

Ex-101.SCH                                                      XBRL Taxonomy Extension Schema Document

Ex-101.CAL                                                       XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF                                                      XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB                                                       XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE                                                      XBRL Taxonomy Extension Presentation Linkbase Document